Cover	Aug. 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity File Number	001-41289
Entity Registrant Name	FutureTech II Acquisition Corp.
Entity Central Index Key	0001889450
Entity Tax Identification Number	87-2551539
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	128 Gail Drive
Entity Address, City or Town	New Rochelle
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10805
City Area Code	(914)
Local Phone Number	316-4805
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	FTII
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	FTIIW
Units
Title of 12(b) Security	Units
Trading Symbol	FTIIU